S000024756 [Member] Investment Risks - CLEARWATER INTERNATIONAL FUND	Dec. 31, 2025
Active Management Risk [Member]
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Active Management Risk
The adviser may actively allocate the Fund’s assets among subadvisers and, in addition, certain subadvisers provide active management. As a result, the Fund’s performance will reflect in part the adviser’s or subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.

Multi Manager Risk [Member]
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Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.

Derivatives Risks [Member]
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Derivatives Risk
In general, a derivative instrument, including options, typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The use of derivatives may also involve counterparty risk, which is the risk that other parties to an agreement or other participants in a transaction (e.g., a broker or swap counterparty), may default on a contract or fail to perform by failing to pay amounts due or failing to fulfill delivery conditions of the contract or transaction.

Passive Management Risk [Member]
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Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the MSCI World Ex U.S.A. Index – Net Dividends, the Fund faces a risk of poor performance if:
•	The MSCI World Ex U.S.A. Index – Net Dividends declines generally or performs poorly relative to other indexes or individual stocks.
•	The stocks of companies which comprise the MSCI World Ex U.S.A. Index – Net Dividends fall out of favor with investors.
•	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the MSCI World Ex U.S.A. Index – Net Dividends.
In addition, the performance of the portion of the Fund and the index may differ due to factors such as the use of representative sampling, the fees and expenses of the Fund, transaction costs, and the use of a tax‑managed strategy in seeking to track the index.

Equity Securities Risk [Member]
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Equity Securities Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small and Medium Sized Company Risk [Member]
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Small- and Medium‑Sized Company Risk
Stocks of small- and medium‑sized companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium‑sized companies at the desired time and price.

Micro Sized Company Risk [Member]
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Micro‑Sized Company Risk
The Fund is also subject to the general risk that the stocks of micro‑sized companies can involve greater risks than those associated with larger, more established companies. Micro‑sized company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over‑the‑counter market for these stocks. Micro‑sized stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro‑sized companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.

Investment Style Risks [Member]
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Investment Style Risks:
•	Value Investing Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.
•	Growth Investing Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.

Foreign Securities and Currency Risks [Member]
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Foreign Securities and Currency Risks:
•	Foreign Securities Market Risk
The Fund is also subject to the risk that international equity securities may under-perform other segments of the equity markets or the equity markets as a whole. Securities of companies traded in some countries outside of the U.S., particularly in emerging markets, may be subject to further risks due to the inexperience of local investment professionals and financial institutions. Additionally, foreign stock exchanges may be subject to less regulation, and there may be delays in the settlement of foreign stock exchange transactions.
•	Emerging Markets Risk
The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. Risk of loss may also be greater due to more or less foreign government regulation, less public information, and less stringent investor protections and disclosure standards. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.
•	Currency Risk
Because the foreign securities in which the Fund invests, except for American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to those other currencies will adversely affect the value of the Fund.
•	Information Risk
Non‑U.S. companies may not be subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements applicable to U.S. companies. As a result, less information may be available to investors concerning non‑U.S. investments.
•	Investment Restriction Risk
Some countries restrict foreign investments in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.
•	Political and Economic Risks
International investing subjects investors to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, limits on removal of currency or other assets, and nationalization of assets.
•	Foreign Currency Hedging Transaction Risk
In order to hedge against adverse movements in currency exchange rates, the Fund may enter into forward foreign currency exchange contracts. If the adviser’s or subadviser’s forecast of exchange rate movements is incorrect, the Fund may realize losses on its foreign currency transactions. Additionally, the Fund’s hedging transactions may prevent the Fund from realizing the benefits of a favorable change in the value of foreign currencies.

Preferred Securities Risk [Member]
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Preferred Securities Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Exchange Traded Fund ETF and Underlying Investment Company Risk [Member]
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Exchange-Traded Fund (“ETF”) and Underlying Investment Company Risk
The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in its value being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund’s investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Depositary Receipts Risk [Member]
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Depositary Receipts Risk
The Fund may invest in foreign securities through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stocks, a Fund can avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. Investment in Depositary Receipts that are not sponsored by a financial institution (“Unsponsored Depositary Receipts”) is subject to additional risks. The issuers of Unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the Unsponsored Depositary Receipts. Further, the prices of Unsponsored Depositary Receipts may be more volatile than the prices of sponsored depositary receipts. Additionally, the issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Tax Managed Investment Risk [Member]
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Tax‑Managed Investment Risk
Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax‑managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax‑managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax‑management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non‑tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non‑tax managed funds and may not provide as high a return before consideration of U.S. federal income tax consequences as non‑tax managed funds. Although a tax‑managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.

Model and Data Risk [Member]
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Model and Data Risk
One or more of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. A subadviser may also use machine learning, which could also result in errors or omissions. The Fund bears the risk that the quantitative models will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Market Risks [Member]
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Market Risk
The price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also have a significant impact. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.

Risk Lose Money [Member]
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Risk [Text Block]	Please remember that with any mutual fund investment you may lose money.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.